Equity (Details) - USD ($)		1 Months Ended
	Jun. 15, 2018	Dec. 27, 2018	May 18, 2018	Jun. 30, 2020	Jun. 30, 2019	Nov. 30, 2017
Equity (Textual)
Ordinary shares issued				11,507,558	11,507,558
Preferred shares, par value				$ 0.001	$ 0.001
IPO [Member]
Equity (Textual)
Sale of ordinary shares		1,507,558
Price per share		$ 6.0
Total gross proceeds		$ 9,050,000
Expenses and underwriting commissions		$ 8,030,000
Board of Directors [Member]
Equity (Textual)
Forward stock split			10-for-1
Ordinary shares, authorized but unissued			1,000,000
Preferred shares, par value			$ 0.001
Awards of restricted ordinary shares	1,500,000
Ordinary shares in aggregate	150,000
Participating Shareholders [Member]
Equity (Textual)
Ordinary shares issued						10,000,000
Puhui WFOE, Puhui Beijing and its wholly owned subsidiaries [Member]
Equity (Textual)
Percentage of after-tax profits				10.00%
Percentage of registered capital				50.00%
Net assets				$ 7,280,340	$ 11,808,072